Basis of Condensed Consolidated Financial Statements (Policies)	6 Months Ended
Sep. 30, 2024
Accounting Policies [Abstract]
Description of Business
Description of Business
Mitsubishi UFJ Financial Group, Inc. (“MUFG”) is a holding company for MUFG Bank, Ltd. (“MUFG Bank” or “BK”), Mitsubishi UFJ Trust and Banking Corporation (“Mitsubishi UFJ Trust and Banking” or “TB”), Mitsubishi UFJ Securities Holdings Co., Ltd. (“Mitsubishi UFJ Securities Holdings”), Mitsubishi UFJ NICOS Co., Ltd. (“Mitsubishi UFJ NICOS”), and other subsidiaries. Mitsubishi UFJ Securities Holdings is an intermediate holding company for Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. (“Mitsubishi UFJ Morgan Stanley Securities”). Through its subsidiaries and affiliated companies, MUFG engages in a broad range of financial operations, including commercial banking, investment banking, trust banking and asset management services, securities businesses, and credit card businesses, and it provides related services to individual and corporate customers. See Note 17 for more information by business segment.
Basis of Financial Statements
Basis of Financial Statements
The accompanying condensed consolidated financial statements are presented in Japanese yen, the currency of the country in which MUFG is incorporated and principally operates. The accompanying condensed consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America (“U.S. GAAP”). In certain respects, the accompanying condensed consolidated financial statements reflect adjustments to conform with U.S. GAAP and therefore are not included in the consolidated financial statements issued by MUFG in accordance with accounting principles generally accepted in Japan (“Japanese GAAP”) and certain of its subsidiaries in accordance with the corresponding applicable statutory requirements and accounting practices in their respective countries of incorporation. The major adjustments include those relating to (1) investment securities, (2) derivative financial instruments, (3) allowance for credit losses, (4) income taxes, (5) consolidation, (6) premises and equipment, (7) transfer of financial assets, (8) accrued severance indemnities and pension liabilities, (9) goodwill and other intangible assets and (10) lease transactions. The accompanying condensed semiannual consolidated financial statements should be read in conjunction with the consolidated financial statements for the fiscal year ended March 31, 2024. Certain information that would be included in annual financial statements but is not required for reporting purposes under U.S. GAAP has been omitted or condensed.
Fiscal years of certain subsidiaries, which end on December 31, and MUFG’s fiscal year, which ends on March 31, have been treated as coterminous. Effective April 1, 2024, the MUFG Group changed the fiscal year end of Krungsri’s financial statements consolidated to MUFG, from December 31 to March 31. The MUFG Group believes that this change in accounting principle is preferable as it provides investors with more timely and relevant financial information. We applied this change in accounting principle retrospectively to prior periods. Thus, the condensed consolidated financial statements for the six months ended September 30, 2023 and fiscal year ended March 31, 2024 were adjusted. The following table shows a summary of the adjustments of the condensed consolidated financial statements for the six months ended September 30, 2023 and fiscal year ended March 31, 2024.

Use of Estimates
Use of Estimates
The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Accounting Changes
Accounting Changes
Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions—In June 2022, the Financial Accounting Standards Board (“FASB”) issued new guidance which clarifies the guidance when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security. The guidance also introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value. This guidance is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The MUFG Group adopted this guidance on April 1, 2024, and there was no material impact on its financial position and results of operations. See Note 18 for further details of disclosures required by this guidance.

Recently Issued Accounting Pronouncements
Recently Issued Accounting Pronouncements
Improvements to Reportable Segment Disclosures—In November 2023, the FASB issued new guidance which clarifies and enhances the requirements for reportable segment disclosures. This guidance requires additional reportable segment disclosures on an annual and interim basis, primarily about significant segment expenses and other segment items that are regularly provided to the chief operating decision maker and included within the reported measure of segment profit or loss. This guidance does not change how operating segments are identified or aggregated, or how quantitative thresholds are applied to determine the reportable segments. The guidance is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The MUFG Group is currently evaluating what effect this guidance will have on its segment information disclosures.